UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI TREMONT CORE STRATEGIES HEDGE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 (UNAUDITED)

                                                                                FAIR       % OF NET                     ACQUISITION
                                                                 COST           VALUE       ASSETS      LIQUIDITY 1        DATE 2
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Fund, L.P.                                  $  5,200,000    $  6,568,282       3.5%   Quarterly           04/04

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EMERGING MARKETS
Quorum Fund Ltd.                                                2,000,000       3,955,031       2.1    Monthly             01/06

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EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.(Class A)     4,225,002       6,480,577       3.4    Monthly         01/03 - 01/04
O'Connor Global Fundamental Market Neutral Long/Short Ltd.
(Class A Series 1)                                              6,250,000       8,692,468       4.6    Monthly         04/05 - 07/06
Tykhe Portfolios Ltd.(Class B)                                  8,000,000       9,196,761       4.9    Monthly             07/06
                                                             ---------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                    18,475,002      24,369,806      12.9

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                             5,500,000       9,180,223       4.9    Quarterly           04/04
Avenue Asia International Ltd.                                  5,000,000       4,931,336       2.6    Annually            01/06
GoldenTree Credit Opportunities Ltd.(Class A)                   3,895,579       6,107,430       3.2    Semi-Annually       01/05
Highland Crusader Fund II Ltd.                                  6,000,000       9,891,455       5.3    Semi-Annually       09/05
Magnetar Risk Linked Fund Ltd.                                  2,250,000       2,337,210       1.2    Semi-Annually       02/07
Oceanwood Global Opportunities Fund Ltd.(Class A)               5,000,000       5,235,060       2.8    Quarterly           02/07
Perry Partners, L.P.                                                   --         864,339       0.5    Illiquid 3      02/05 - 03/05
SOLUS LLC                                                       2,500,000       4,490,217       2.4    Quarterly           12/04
Third Point Partners, L.P.                                             --         106,336       0.1    Illiquid 3      10/04 - 04/05
                                                             ---------------------------------------
TOTAL EVENT DRIVEN                                             30,145,579      43,143,606      23.0

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                            5,150,000       7,030,590       3.7    Quarterly       06/03 - 08/04
Mariner-Tricadia Credit Strategies Fund Ltd.                    3,000,000       4,954,093       2.6    Quarterly           05/05
Platinum Grove Contingent Capital Fund LP                       5,000,000       6,917,458       3.7    Monthly         12/03 - 08/04
                                                             ---------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   13,150,000      18,902,141      10.0

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Delta Fund Europe Ltd.                                          6,000,000       7,340,351       3.9    Quarterly           01/06
Endeavour Capital Offshore Fund Ltd.                            5,544,833       7,659,537       4.1    Quarterly           01/06
Hayground Cove Overseas Partners Ltd.                           4,500,000       7,389,415       3.9    Monthly         11/04 - 01/05
Highline Capital Partners (QP), L.P.                            3,550,000       8,492,301       4.6    Quarterly       10/03 - 04/04
Kinetics Fund, Inc.                                                    --       7,376,125       3.9    Monthly             04/04
TCS Capital International Ltd.(Class BB)                        5,000,000       7,511,203       4.0    Quarterly           01/06
WF Japan Fund Ltd.                                              5,000,000       4,955,789       2.6    Monthly             02/06
                                                             ---------------------------------------
TOTAL LONG/SHORT EQUITY                                        29,594,833      50,724,721      27.0

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                               5,256,807       6,156,312       3.3    Monthly             06/06

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MULTI-STRATEGY
D.E. Shaw Composite International Fund                          6,992,994       9,296,677       4.9    Quarterly           01/06
Canyon Value Realization Fund, L.P.                             5,100,002       9,728,312       5.2    Annually        01/03 - 08/04
Highbridge Asia Opportunities Fund Ltd.                         7,000,000       8,578,516       4.6    Quarterly           02/06
                                                             ---------------------------------------
TOTAL MULTI-STRATEGY                                           19,092,996      27,603,505      14.7

Total Investments in Investment Funds                         122,915,217     181,423,404      96.5

====================================================================================================================================
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                           288,686         235,761       0.1
MedicalCV, Inc. 4 (48,839 shares)                                 166,053         268,614       0.1
                                                             ---------------------------------------
TOTAL COMMON STOCK                                                454,739         504,375       0.2

====================================================================================================================================
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                         47,362          34,197       0.1

====================================================================================================================================
CASH EQUIVALENT
Citibank II Money Market Deposit Account                        5,066,152       5,066,152       2.7

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND CASH EQUIVALENTS   $128,483,470     187,028,128      99.5
                                                             ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                             860,827       0.5
                                                                             -----------------------
NET ASSETS                                                                   $187,888,955     100.0%
                                                                             =======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain other terms and conditions as set forth in the Investment Funds offering documents.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

4. Restricted Security - See Restricted Securities Note of accompanying Notes

5. Comprised of warrants and promissory notes as a result of an in-kind redemption.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2007 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2007 the Fund had approximately 8.86% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2007.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                               VALUE         UNREALIZED
                                  ACQUISITION                    AT         APPRECIATION
                       SECURITY       DATE        COST     JUNE 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
Crdentia Corporation                1/2/2007    $288,686   $     235,761    $     (52,925)
MedicalCV, Inc.                     1/2/2007     166,053         268,614          102,561
                                                ------------------------------------------
                                                $454,739   $     504,375    $      49,636
                                                ==========================================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007